Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Premises and equipment, gross	$ 20,614	$ 19,892
Accumulated depreciation	(8,619)	(7,771)
Premises and equipment, net	11,995	12,121
Land and land improvements
Premises and equipment, gross	4,221	4,108
Leasehold improvements
Premises and equipment, gross	38	38
Buildings
Premises and equipment, gross	11,838	11,190
Furniture and equipment
Premises and equipment, gross	$ 4,517	$ 4,556